Taxation - Reconciliation of effective tax rate (Details)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of average effective tax rate and applicable tax rate
Normal tax rate	27.00%	27.00%	27.00%
Increase/(decrease) in rate of tax due to - disallowed expenditure	2.60%	13.40%	(2.30%)
Increase/(decrease) in rate of tax due to - disallowed share-based payment expenses	0.10%	0.20%	(0.10%)
Increase/(decrease) in rate of tax due to - different tax rates	0.90%	2.50%	(7.90%)
Increase/(decrease) in rate of tax due to - tax losses not recognised	1.00%	11.80%	(49.60%)
Increase/(decrease) in rate of tax due to - translation differences	0.30%
Increase/(decrease) in rate of tax due to - other adjustments	0.10%	2.10%
(Decrease)/increase in rate of tax due to - exempt income	(0.50%)	(3.80%)	0.20%
(Decrease)/increase in rate of tax due to - share of profits of equity accounted investments	(0.10%)	(3.60%)	1.40%
(Decrease)/increase in rate of tax due to - utilisation of tax losses		(1.70%)	0.80%
(Decrease)/increase in rate of tax due to - investment incentive allowances	(0.20%)	(0.30%)	0.20%
(Decrease)/increase in rate of tax due to - translation differences		(0.10%)	0.40%
(Decrease)/increase in rate of tax due to - capital gains and losses	(0.10%)	(0.10%)
(Decrease)/increase in rate of tax due to - change in corporate income tax rate	(0.80%)	(2.80%)
(Decrease)/increase in rate of tax due to - prior year adjustments	(8.00%)	(7.50%)
(Decrease)/increase in rate of tax due to - other adjustments			1.70%
Effective tax rate	22.30%	37.10%	(28.20%)